INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
United states loss before income taxes			$ (3,794,872)	$ (10,202)
China (loss) income before income taxes			(254,773)	87,710
Total (loss) income before income taxes	$ (1,550,969)	$ (549,333)	$ (4,049,645)	$ 77,508